SCHEDULE OF THREE-LEVEL MATRIX (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Total	$ 857	$ 196
Customers from Public Establishments [Member]
IfrsStatementLineItems [Line Items]
Total	296	173
Customers from Institutions [Member]
IfrsStatementLineItems [Line Items]
Total		15
Other Customers [Member]
IfrsStatementLineItems [Line Items]
Total	$ 561	$ 8